PIMCO Equity Series

Supplement Dated September 14, 2012 to the
PIMCO EqS Long/Short Fund – Institutional Class, Class P, Administrative Class and Class D
Prospectus (dated March 5, 2012) and PIMCO EqS Long/Short Fund – Class A, Class C and Class
R Prospectus (dated March 5, 2012) (each a "Prospectus"), each as supplemented from time to time

Disclosure Related to the PIMCO EqS Long/Short Fund (the "Fund")

(PIMCO EqS Long/Short Fund)
Effectively immediately, the following sentence is added as the second sentence of the fifth paragraph in the "Principal Investment Strategies" section of the Fund's "Fund Summary" in each Prospectus:

The Fund may also invest in real estate investment trusts.
In addition, effective immediately, the following disclosure is added to the "Principal Risks" section of the Fund's "Fund Summary" in each Prospectus:

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks